12. FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements
12. FAIR VALUE MEASUREMENTS

During 2016, the Company issued Series G, H, I, J and K Common Stock warrants (the “Warrants”) for which the Company determined that the Warrants should be accounted for as derivatives (see note 18), for which a liability is recorded in the aggregate and measured at fair value in the consolidated balance sheets on a recurring basis, and the change in fair value from one reporting period to the next is reported as income or expense in the consolidated statements of operations.  On March 30, 2017, Warrants J and K were exercised.

The Company records the fair value of the liability in the condensed consolidated balance sheets under the caption “Warrant liability” and records changes to the liability against earnings or loss under the caption “Changes in fair value of warrant liability” in the condensed consolidated statements of operations.  The carrying amount at fair value of the aggregate liability for the Warrants recorded on the condensed consolidated balance sheet at March 31, 2017 and December 31, 2016 is $3,636,865 and $20,405,190.  Due to the decrease in the fair value of the Warrant Liability for the period in which the Warrants were outstanding during the three months ended March 31, 2017, the Company recorded a gain on the warrant liability of $ 6,823,325 in the condensed consolidated statement of operations for the three months ended March 31, 2017.

The Warrants outstanding at March 31, 2017 +have the following terms:

	Issuance Date	Number of Common Shares	Per Share Exercise Price	Remaining Term (Month)	Expiration Date
Series G Warrants	November 4, 2016	1,500,000	$4.61	9	January 31, 2018
Series H Warrants	November 4, 2016	500,000	$4.61	21	January 31, 2019
Series I Warrants	November 4, 2016	500,000	$4.61	31	January 31, 2020

The Warrants have an adjustable exercise price due to a full ratchet down round provision, which would result in a downward adjustment to the exercise price in the event the Company completes a financing in which the price per share of the financing is lower than the exercise price of the Warrants in effect immediately prior to the financing.

Due to the existence of the full ratchet down round provision, which creates a path-dependent nature of the exercise prices of the Warrants, the Company concluded it is necessary to measure the fair value of the Warrants using a Monte Carlo Simulation model, which incorporates inputs classified as “level 3” according to the fair value hierarchy in ASC 820, Fair Value. In general, level 3 assumptions utilize unobservable inputs that are supported by little or no market activity in the subject instrument and that are significant to the fair value of the liabilities. The unobservable inputs the Company utilizes for measuring the fair value of the Warrant liability reflects management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The Company determined the fair values of the Warrants by using the following key inputs to the Monte Carlo Simulation model at March 31, 2017:

	As of March 31, 2017
Inputs	Series G	Series H	Series I
Volatility (1)	62.9%	81.0%	73.0%
Expected term (years)	.83	1.83	2.83
Risk free interest rate	.990%	1.230%	1.462%
Common stock price	$4.25	$4.25	$4.25
Exercise price	$4.61	$4.61	$4.61

(1)	“Level 3” input.

The stock volatility assumption represents the range of the volatility curves used in the valuation analysis that the Company has determined market participants would use based on comparison with similar entities.  The risk-free interest rate is interpolated where appropriate, and is based on treasury yields. The valuation model also included a level 3 assumption as to dates of potential future financings by the Company that may cause a reset of the exercise price.

Since derivative financial instruments are initially and subsequently carried at fair values, the Company’s income or loss will reflect the volatility in changes to these estimates and assumptions.  The fair value is most sensitive to changes at each valuation date in the Company’s Common Stock price, the volatility rate assumption, and the exercise price, which could change if the Company were to do a dilutive future financing.

For the Warrants, which measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values from December 31, 2016 to March 31, 2017:

	Warrants “G”, “H” and “I”	Warrants “J” and “K”	Total
Beginning fair value balance reported in the consolidated balance sheet at December 31, 2016	$6,393,936	$14,011,254	$20,405,190
Change in fair value (gain) reported in the statements of operations	(2,757,071)	(4,066,254)	(6,823,325)
Exercise of “J” and “K” Warrants	-	(9,945,000)	(9,945,000)
Ending fair value balance reported in the condensed consolidated balance sheet at March 31, 2017	$3,636,865	$-	$3,636,865

There were no assets or liabilities carried at fair value on a recurring basis at March 31, 2016.

During 2016, the Company issued Series G, H, I, J and K Common Stock warrants (the “Warrants”) for which the Company determined that the Warrants should be accounted for as derivatives (see Note 16), for which a liability is recorded in the aggregate and measured at fair value in the consolidated balance sheets on a recurring basis, and the change in fair value from one reporting period to the next is reported as income or expense in the consolidated statements of operations.

The Company records the fair value of the liability in the consolidated balance sheets under the caption “Warrant liability” and records changes to the liability against earnings or loss under the caption “Changes in fair value of warrant liability” in the consolidated statements of operations.  The carrying amount at fair value of the aggregate liability for the Warrants recorded on the consolidated balance sheet at December 31, 2016 is $20,405,190, and due to the decrease in the fair value of the Warrant Liability for the period in which the Warrants were outstanding during the year, the Company recorded a gain on the warrant liability of $2,195,542 in the consolidated statement of operations for the year ended December 31, 2016.  There were no assets or liabilities carried at fair value on a recurring basis at December 31, 2015 or for the year then ended.

The Warrants have the following terms:

	Issuance Date	Number of Common Shares	Initial Per Share Exercise Price	Initial Term (Years)	Expiration Date
Series G Warrants	November 4, 2016	1,500,000	$5.00	1.2	January 31, 2018
Series H Warrants	November 4, 2016	500,000	$6.00	2.2	January 31, 2019
Series I Warrants	November 4, 2016	500,000	$7.00	3.2	January 31, 2020
Series J Warrants	December 29, 2016	2,170,000	$.015	4	December 29, 2020
Series K Warrants	December 29, 2016	170,000	$.015	4	December 29, 2020

The Warrants have an adjustable exercise price due to a full ratchet down round provision, which would result in a downward adjustment to the exercise price in the event the Company completes a financing in which the price per share of the financing is lower than the exercise price of the Warrants in effect immediately prior to the financing.

Due to the existence of the full ratchet down round provision, which creates a path-dependent nature of the exercise prices of the Warrants, the Company concluded it is necessary to measure the fair value of the Warrants using a Monte Carlo Simulation model, which incorporates inputs classified as “level 3” according to the fair value hierarchy in ASC 820, Fair Value. In general, level 3 assumptions utilize unobservable inputs that are supported by little or no market activity in the subject instrument and that are significant to the fair value of the liabilities. The unobservable inputs the Company utilizes for measuring the fair value of the Warrant liability reflects management’s own assumptions about the assumptions that market participants would use in pricing the asset or liability as of the reporting date.

The Company’s management determined the fair value of the warrant liability as of December 31, 2016 by using a Monte Carlo simulation made with the following key inputs:

	As of December 31, 2016
Inputs	Series G	Series H	Series I	Series J	Series K
Volatility (1)	63.6%	79.1%	70.8%	65.8%	65.8%
Expected term (years)	1.08	2.08	3.08	4	4
Risk free interest rate	.879%	1.223%	1.489%	1.699%	1.699%
Common stock price	$6.00	$6.00	$6.00	$6.00	$6.00
Exercise price	$5.00	$6.00	$7.00	$.02	$.02

(1)	“Level 3” input.

The stock volatility assumption represents the range of the volatility curves used in the valuation analysis that the Company has determined market participants would use based on comparison with similar entities.  The risk-free interest rate is interpolated where appropriate, and is based on treasury yields. The valuation model also included a level 3 assumption as to dates of potential future financings by the Company that may cause a reset of the exercise price.

Since derivative financial instruments are initially and subsequently carried at fair values, the Company’s income or loss will reflect the volatility in changes to these estimates and assumptions.  The fair value is most sensitive to changes at each valuation date in the Company’s Common Stock price, the volatility rate assumption, and the exercise price, which could change if the Company were to do a dilutive future financing.

Other financial instruments such as cash, accounts receivable, debt, notes and related party notes approximate their fair value due to their short term nature or being due on demand.